Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2016
Partners' Capital [Abstract]
Schedule of Common Unit Activity
As of December 31, 2016, $328 million of our common units remained available to be issued under the equity distribution agreement.
Common unit activity for the year ended December 31, 2016 was as follows:

Number of Units
Number of common units at December 31, 2015	87,365,706
Common units issued in connection with ETP Dropdown	5,710,922
Common units issued in connection with the PIPE Transaction	2,263,158
Common units issued in connection with the ATM	2,840,399
Phantom unit vesting	861
Number of common units at December 31, 2016	98,181,046

Schedule of Net Income Allocation By Partners
The calculation of net income allocated to the partners is as follows (in millions, except per unit amounts):

	Successor			Predecessor
	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014
Attributable to Common Units
Distributions (a)	$317	$156	$27	$12
Distributions in excess of net income	(809)	(112)	(10)	—
Limited partners' interest in net income (loss)	$(492)	$44	$17	$12
Attributable to Subordinated Units
Distributions (a)	$—	$23	$13	$11
Distributions in excess of net income	—	(12)	(3)	—
Limited partners' interest in net income	$—	$11	$10	$11
(a) Distributions declared per unit to unitholders as of record date	$3.2938	$2.8851	$1.1457	$1.0218

Schedule of Incentive Distribution Rights to Limited Partners

		Marginal percentage interest in distributions
	Total quarterly distribution per Common unit target amount	Common Unitholders	Holder of IDRs
Minimum Quarterly Distribution	$0.4375	100%	—
First Target Distribution	Above $0.4375 up to $0.503125	100%	—
Second Target Distribution	Above $0.503125 up to $0.546875	85%	15%
Third Target Distribution	Above $0.546875 up to $0.656250	75%	25%
Thereafter	Above $0.656250	50%	50%

Distributions Made to Limited Partner, by Distribution
Cash distributions paid were as follows:

	Limited Partners
Payment Date	Per Unit Distribution	Total Cash Distribution	Distribution to IDR Holders
	(in millions, except per unit amounts)
February 21, 2017	$0.8255	$81	$21
November 15, 2016	$0.8255	$79	$20
August 15, 2016	$0.8255	$79	$20
May 16, 2016	$0.8173	$78	$20
February 16, 2016	$0.8013	$70	$17
November 27, 2015	$0.7454	$47	$8
August 28, 2015	$0.6934	$29	$3
May 29, 2015	$0.6450	$23	$1
February 27, 2015	$0.6000	$21	$1
November 28, 2014	$0.5457	$19	$—
August 29, 2014	$0.5197	$11	$—
May 30, 2014	$0.5021	$11	$—
February 28, 2014	$0.4851	$11	$—